CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Net cash generated from operating activities	¥ 190,935	¥ 214,543	¥ 165,740
Investing activities
Capital expenditure	(63,541)	(65,467)	(95,495)
Exploratory wells expenditure	(7,407)	(7,380)	(7,203)
Purchase of investments, investments in associates and investments in joint ventures	(57,627)	(16,389)	(23,351)
Payment for acquisition of subsidiary, net of cash acquired	(1,288)		(89)
Proceeds from disposal of investments and investments in associates	4,809	33,516	3,353
Proceeds from disposal of property, plant, equipment and other non-current assets	1,313	440	427
Increase in time deposits with maturities over three months	(82,577)	(17,896)	(3,571)
Decrease in time deposits with maturities over three months	48,820	600	3,583
Interest received	3,669	2,331	2,228
Investment and dividend income received	8,506	4,028	3,399
Net cash used in investing activities	(145,323)	(66,217)	(116,719)
Financing activities
Proceeds from bank and other loans	524,843	506,097	1,090,241
Repayments of bank and other loans	(536,380)	(569,091)	(1,152,837)
Contributions to subsidiaries from non-controlling interests	946	343	105,529
Dividend paid by the Company	(32,689)	(16,876)	(24,214)
Distributions by subsidiaries to non-controlling interests	(7,539)	(6,553)	(1,481)
Interest paid	(5,535)	(6,967)	(8,145)
Finance lease payment	(155)
Net cash generated from/(used in) financing activities	(56,509)	(93,047)	9,093
Net increase/(decrease) in cash and cash equivalents	(10,897)	55,279	58,114
Balance at beginning of period	124,468	68,933	10,526
Effect of exchange rate changes on cash and cash equivalents	(353)	256	293
Balance at end of period	113,218	124,468	68,933
Operating activities
Earnings before income tax	86,697	80,151	56,411
Adjustment for:
Depreciation, depletion and amortization	115,310	108,425	96,460
Dry hole cost written off	6,876	7,467	6,099
Income from associates and joint ventures	(16,525)	(9,306)	(8,362)
Investment income	(262)	(263)	(466)
Gain on dilution and remeasurement of interests in the Pipeline Ltd		(20,562)
Gain on remeasurement of interests in the Shanghai SECCO (Note 31)	(3,941)
Interest income	(5,254)	(3,218)	(3,010)
Interest expense	7,146	9,219	8,133
Loss/(gain) on foreign currency exchange rate changes and derivative financial instruments	(1,547)	86	3,085
Loss on disposal of property, plant, equipment and other non-current assets, net	1,518	1,528	748
Impairment losses on assets	21,791	17,076	8,767
Loss on embedded derivative component of the convertible bonds			259
Cash flows from (used in) operations before changes in working capital	211,809	190,603	168,124
Net charges from:
Accounts receivable and other current assets	(31,151)	(22,549)	40,910
Inventories	(28,903)	(11,364)	39,136
Accounts payable and other current liabilities	59,210	81,089	(68,431)
Net charges from operating activities	210,965	237,779	179,739
Income tax paid	(20,030)	(23,236)	(13,999)
Net cash generated from operating activities	¥ 190,935	¥ 214,543	¥ 165,740